Shareholder's Equity (Details Narrative) (10K) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 09, 2015	Apr. 15, 2015	Apr. 30, 2015	Mar. 31, 2014	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 20, 2013
Preferred shares, shares authorized					1,000,000	1,000,000		1,000,000	1,000,000		1,000,000	1,000,000
Preferred shares, par value					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					100,000,000	100,000,000		100,000,000	100,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares, issued					26,895,636	27,916,071		27,916,071	26,895,636		26,895,636	24,801,132
Common stock, shares, outstanding					26,895,636	27,916,071		27,916,071	26,895,636		26,895,636	24,801,132
Legal reserve description											Colombian regulation requires that companies retain 10% of net income until it accumulates to least 50% of subscribed and paid in capital.
Business acquisition, equity interest issued or issuable, number of shares		30,018
Sale of stock, number of shares issued in transaction											1,500,000	500,000
Proceeds from warrant exercises												$ 821
Preferred stock, shares issued					0	0		0	0		0	0
Preferred shares, shares outstanding					0	0		0	0		0	0
Basis of conversion of warrants	conversion ratio of 2.3 in exchange for one ordinary share and subsequently amending its filing on March 11, 2016 to offer an exchange ratio 2.5 warrants for each ordinary share. warrants.
Issuance of shaerrs on achievement of target												1,000,000
Antidilutive securities excluded from computation of earnings per share, amount						3,510,199	3,927,132	3,685,379		3,417,463	3,502,079	3,890,059
Shares isssued during period, warrants exercised									1,001,848		1,001,848
Shares issued during period, options and underlying warrants exercised					592,656						592,656
Number of underlying warrants and options exercised					803,468						500,000
Restricted Stock Member]
Sale of stock, number of shares issued in transaction												20,567,141
Securities Registration Statement [Member]
Business acquisition, equity interest issued or issuable, number of shares		1,040,000
Securities Registration Statement [Member] | Two Subscription Agreements [Member]
Business acquisition, equity interest issued or issuable, number of shares		649,382
Securities Registration Statement [Member] | Subscription Agreement [Member]
Sale of stock, number of shares issued in transaction				95,693
Long Term Equity Incentive Plan 2013 [Member]
Common stock, captial shares reserved for future issuance													1,593,917
Purchase Option [Member]
Proceeds from warrant exercises											$ 800
Proceeds from stock options exercised											1,000
Purchase Option [Member] | Securities Registration Statement [Member]
Stock issued during period, shares, new issues		3,386,663
Insider Warrants [Member]
Proceeds from warrant exercises											$ 56,000
Warrants issued									609,255
Insider Warrants [Member] | Securities Registration Statement [Member]
Stock issued during period, shares, new issues		78,401
Working Capital Warrants [Member]
Warrants issued									200,000
Stock issued during period, shares, new issues		206,547
Warrant [Member]
Business acquisition, equity interest issued or issuable, number of shares		30,018
Warrant [Member] | Purchase Option [Member] | Securities Registration Statement [Member]
Stock issued during period, shares, new issues		3,386,663
Escow [Member]
Common stock, shares, issued					29,395,636				29,395,636		29,395,636
Common stock, shares, outstanding					2,500,000				2,500,000		2,500,000
Ordinary Shares [Member]
Common stock, shares, issued		5,904,484
Stock issued during period, shares, new issues											500,000	483,892
Ordinary Shares [Member] | Purchase Option [Member] | Securities Registration Statement [Member]
Stock issued during period, shares, new issues		417,780
IPO [Member]
Proceeds from warrant exercises											$ 20,700
Warrants issued									1,516,669
March 31, 2016
Number of warrants exercised											102,570
March 31, 2016 | Insider Warrants [Member]
Number of warrants exercised											609,255
March 31, 2016 | Working Capital Warrants [Member]
Number of warrants exercised											200,000
March 31, 2016 | Warrant [Member]
Proceeds from warrant exercises											$ 820,560
March 31, 2016 | IPO [Member]
Number of warrants exercised											1,516,669
Glasswall LLC [Member]
Business acquisition, equity interest issued or issuable, number of shares												388,199
Business combination, consideration transferred												$ 9,000
Business combination, consideration transferred, equity interests issued and issuable												$ 4,000
Business acquisition, share price												$ 10.30
Energy Holding Corporation [Member]
Shars issued during period, achivement of ebitda tragets			500,000
Non-Executive Chairman [Member] | Glasswall LLC [Member]
Sale of stock, number of shares issued in transaction				95,693
Sale of stock, price per share				$ 10.45
Sale of stock, consideration received per transaction				$ 1,000